Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Organization and Nature of Operations [Abstract]
Schedule of currency exchange rates
	December 31, 2022	December 31, 2021	December 31, 2020
Year-end spot rate	US$1 = 6.8983 RMB	US$1 = 6.3731 RMB	US$1 = 6.5378 RMB
Average rate	US$1 = 6.7299 RMB	US$1 = 6.4512 RMB	US$1 = 6.9003 RMB

Schedule of property, plant and equipment
Useful Lives
Buildings	30 Years
Machinery equipment	10 Years
Vehicles	4 – 5 Years
Office equipment	5 Years
Tools	3 – 5 Years
Electronic devices	3 – 5 Years

Schedule of net revenue segregated by geographic regions
	For the Years Ended December 31,
	2022	2021	2020
PRC	$15,285,549	$16,844,113	$7,860,794
Overseas	4,997,696	4,869,025	3,298,026
Total	$20,283,245	$21,713,138	$11,158,820